Trade receivables	12 Months Ended
Dec. 31, 2019
Trade receivables
Trade receivables

Note 16 - Trade receivables

Accounting policies

Trade receivables are recognized and derecognized on a settlement date basis. They are measured at nominal value less expected credit losses based on historical experience. Zealand applies the simplified approach for determining expected credit losses.

Trade receivables are mainly related to milestone and royalty payments from our collaboration agreements and are due in 30-60 days.

There are no overdue receivables and the write-down for expected credit losses is not material.

At December 31, 2019, Zealand had no trade receivables related to milestone payments.

At December 31, 2018, Zealand had trade receivables related to the milestone from Protagonist Therapeutics, Inc.